Information by Industry Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 299,113	$ 350,400	$ 374,900	$ 330,400	$ 333,220		$ 361,000	$ 373,000	$ 365,300	$ 375,300	$ 1,388,899	$ 1,474,612		$ 1,722,489
Operating Income (Loss)	(46,539)				(1,146)						33,900	(32,421)		15,686
Depreciation, amortization, and depletion	25,683				25,980						104,730	118,178		125,295
Capital Spending	16,466				8,192						40,660	59,909		90,272
Payments to Acquire Property, Plant, and Equipment net of grants	16,466				(5,461)						40,660	59,909		90,272
Coated papers
Segment Reporting Information [Line Items]
Net sales	218,262				250,516						1,062,555	1,177,050		1,418,817
Operating Income (Loss)	(44,101)				(3,954)						14,546	(26,166)	[1]	(4,726)
Depreciation, amortization, and depletion	18,840				19,223						77,976	90,740		98,370
Capital Spending	13,299				(5,997)	[2]					33,595	57,807		65,227
Hardwood Market Pulp
Segment Reporting Information [Line Items]
Net sales	36,220				37,229						156,099	140,816		150,111
Operating Income (Loss)	3,929				2,698						21,540	9,215		33,357
Depreciation, amortization, and depletion	4,406				4,482						18,125	18,000		17,249
Capital Spending	2,961				266						5,752	(325)	[3]	23,695
Other
Segment Reporting Information [Line Items]
Net sales	44,631				45,475						170,245	156,746		153,561
Operating Income (Loss)	(6,367)				110						(2,186)	(15,470)		(12,945)
Depreciation, amortization, and depletion	2,437				2,275						8,629	9,438		9,676
Capital Spending	206				270						1,313	2,427		1,350
VERSO PAPER HOLDINGS LLC
Segment Reporting Information [Line Items]
Net sales	299,113				333,220						1,388,899	1,474,612		1,722,489
Operating Income (Loss)	(46,539)				(1,146)						33,900	(32,370)		23,882
Depreciation, amortization, and depletion	25,683				25,980						104,730	118,178		125,295
Capital Spending	16,466				8,192						40,660	59,909		90,272
Payments to Acquire Property, Plant, and Equipment net of grants											40,660	59,909		90,272
VERSO PAPER HOLDINGS LLC | Coated papers
Segment Reporting Information [Line Items]
Net sales											1,062,555	1,177,050		1,418,817
Operating Income (Loss)											14,546	(26,115)	[1]	3,470
Depreciation, amortization, and depletion											77,976	90,740		98,370
Capital Spending											33,595	57,807		65,227
VERSO PAPER HOLDINGS LLC | Hardwood Market Pulp
Segment Reporting Information [Line Items]
Net sales											156,099	140,816		150,111
Operating Income (Loss)											21,540	9,215		33,357
Depreciation, amortization, and depletion											18,125	18,000		17,249
Capital Spending											5,752	(325)	[3]	23,695
VERSO PAPER HOLDINGS LLC | Other
Segment Reporting Information [Line Items]
Net sales											170,245	156,746		153,561
Operating Income (Loss)											(2,186)	(15,470)		(12,945)
Depreciation, amortization, and depletion											8,629	9,438		9,676
Capital Spending											$ 1,313	$ 2,427		$ 1,350

[1]	Included here is the effect of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, recognized in 2012, which is entirely attributable to the coated papers segment.
[2]	Includes a $13.7 million cash inflow from governmental grants associated with a renewable energy project of at our mill in Bucksport, Maine.
[3]	Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow received in 2012 from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.